UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06349

Name of Fund: BlackRock Latin America Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Latin
America Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock Latin America Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina— 2.2%
Tenaris SA – ADR (b)	279,000	$ 12,276,000
Ternium SA – ADR (b)	144,000	4,285,440
		16,561,440
Brazil — 71.4%
Amil Partcipacoes SA	246,000	1,735,703
Anhanguera Educaional
Participacoes SA (a)	557,000	7,682,759
BM&F Bovespa SA	1,952,000	13,182,472
BR Malls Participacoes SA (a)	169,000	1,837,931
Banco ABC Brasil SA	288,000	1,848,700
Banco Bradesco SA – ADR (b)	1,608,000	26,628,480
Banco Industrial e Comercial SA	371,000	2,346,058
Banco Santander Brasil SA - ADR	687,000	8,271,480
Bradespar SA	823,000	16,948,997
CPFL Energia SA	288,000	5,543,045
Centrais Eletricas Brasileiras SA	172,000	3,653,517
Centrais Eletricas Brasileiras SA - ADR	107,000	2,276,960
Cia Brasileira de Distribuicao Grupo
Pao de Acucar - ADR (b)	135,000	9,007,200
Cia de Bebidas das Americas -
ADR (b)	334,000	30,915,040
Cia de Bebidas das Americas - ADR	25,000	1,960,000
Cia de Concessoes Rodoviarias	232,000	4,950,154
Cia Energetica de Minas Gerais	47,000	781,671
Cia Energetica de Minas Gerais - ADR	492,000	8,201,640
Cia Energetica de Sao Paulo	376,000	4,685,538
Cia Siderurgica Nacional SA -
ADR (b)	125,000	3,640,000
Companhia Brasileira de Meios de
Pagamento	469,000	3,732,095
Companhia de Saneamento de
Minas Gerais	87,000	1,176,923
Companhia Paranaense de Energia-
Copel - ADR (b)	173,000	3,520,550
Cyrela Brazil Realty SA	1,111,000	12,754,398
Diagnosticos da America SA	176,000	5,398,578
Duratex SA	424,000	3,641,676
EDP - Energias do Brasil SA	116,000	2,175,385
Eletropaulo Metropolitana
Eletricidade de Sao Paulo SA	166,000	3,161,485
Equatorial Energia SA	86,000	775,597
Fibria Celulose SA – ADR (a)(b)	207,000	3,783,960
Hypermarcas SA (a)	641,000	7,382,552
Iguatemi Empresa de Shopping
Centers SA	120,000	1,813,687
Itau Unibanco Holdings SA - ADR (b)	3,505,000	67,155,800
Itausa-Investimentos Itau SA
(Preference Shares)	934,000	5,564,361
Light SA	186,000	2,459,936
Lojas Renner SA	198,000	3,779,332
Lupatech SA (a)	105,000	1,620,955
Marcopolo SA	359,000	1,445,523
Metalfrio Solutions SA	188,000	1,246,684
Mrv Engenharia e Participacoes SA	135,000	870,159

Common Stocks	Shares	Value
Brazil (concluded)
OGX Petroleo e Gas Participacoes SA	1,799,000	$ 16,033,528
PDG Realty SA Empreendimentos e
Participacoes	616,280	4,907,354
Petroleo Brasileiro SA - ADR	3,141,000	113,327,280
Porto Seguro SA	360,000	3,621,008
Profarma Distribuidora de Produtos
Farmaceuticos SA	399,000	3,778,329
Redecard SA	88,000	1,230,133
Rodobens Negocios Imobiliarios SA	93,000	833,300
Rossi Residencial SA	502,000	3,488,700
Suzano Papel e Celulose SA	173,000	1,863,995
Tam SA – ADR (c)	446,000	8,135,040
Tele Norte Leste Participacoes SA -
ADR	265,000	4,722,300
Totvs SA	62,000	3,812,096
Tractebel Energia SA	366,000	3,927,947
Transmissora Alianca de Energia
Eletrica SA	89,000	1,775,279
Ultrapar Participacoes SA	92,000	4,046,048
Usinas Siderurgicas de Minas
Gerais SA (Preference Shares)	496,000	13,051,246
Vale SA - ADR (b)	2,949,000	66,588,420
Weg SA	221,000	2,116,207
		546,815,191
Canada — 0.8%
Pacific Rubiales Energy Corp. (a)	449,000	5,996,465
Chile — 2.3%
Banco Santander Chile SA – ADR (b)	116,000	7,172,280
Empresa Nacional de Electricidad SA	119,000	6,063,050
SACI Falabella	743,000	4,203,387
		17,438,717
Mexico — 15.9%
America Movil, SA de CV	1,185,000	51,725,250
Desarrolladora Homex SA
de CV (a)(b)	125,000	3,831,250
Empresas ICA Sociedad
Controladora, SA de CV (a)	953,000	2,325,670
Fomento Economico Mexicano, SA
de CV - ADR (b)	350,200	14,764,432
Genomma Lab Internacional SA
de CV (a)	2,044,000	4,734,954
Grupo Financiero Banorte, SA
de CV 'O'	985,000	3,231,372
Grupo Mexico, SA de CV	4,536,000	9,224,587
Grupo Televisa, SA - ADR (b)	855,000	16,706,700
Wal-Mart de Mexico, SA de CV	3,402,000	14,991,688
		121,535,903

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	MXN	Mexican New Peso
BRL	Brazilian Real	USD	US Dollar
CAD	Canadian Dollar

BlackRock Latin America Fund, Inc. January 31, 2010 1

Schedule of Investments (continued)

BlackRock Latin America Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Panama — 0.7%
Copa Holdings SA, Class A		104,000 $	5,405,920
Peru — 1.9%
Cia de Minas Buenaventura SA - ADR		153,000	4,816,440
Credicorp Ltd.		135,000	10,075,050
			14,891,490
United States — 1.1%
Bunge Ltd. (b)		148,000	8,700,920
Total Common Stocks – 96.3% 737,346,046
		Par
Corporate Bonds		(000)
Brazil — 0.2%
Lupatech SA, 6.50%, 4/15/18 (c) BRL		2,128	1,152,153
Total Corporate Bonds – 0.2% 1,152,153
Structured Notes
Brazil — 3.2%
Deutsche Bank AG (Cyrela Brazil
Realty SA) due 11/03/09	USD	325	3,725,280
Morgan Stanley BV (BR Malls
Participacoes SA) due 8/19/10		125	1,394,625
Morgan Stanley BV (Lojas Renner
SA) due 11/17/10		400	7,694,000
Morgan Stanley BV (Mrv
Engenharia e Participacoes SA)
due 12/02/10		107	2,095,374
Morgan Stanley BV (Redecard SA)
due 2/26/10		150	2,203,350
Morgan Stanley BV (Redecard SA)
due 3/02/10		50	746,400
Morgan Stanley BV (Redecard SA)
due 4/01/10		75	1,111,800
Morgan Stanley BV (Redecard SA)
due 6/10/10		100	1,456,100
Morgan Stanley BV (Redecard SA)
due 12/10/10 (a)		275	3,867,600
Total Structured Notes – 3.2%			24,294,529
Total Long-Term Investments
(Cost – $549,891,712) – 99.7%			762,792,728

		Beneficial
		Interest
Short-Term Securities			(000)		Value
BlackRock Liquidity Series, LLC
Money Market Series,
0.27% (d)(e)(f)		USD	189,691 $		189,691,075
Total Short-Term Securities
(Cost – $189,691,075) – 24.8%					189,691,075
Total Investments
(Cost – $739,582,787*) – 124.5%				$ 952,483,803
Liabilities in Excess of Other Assets – (24.5)%				(187,237,180)
Net Assets – 100.0%				$ 765,246,623
* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost			$ 779,415,942
Gross unrealized appreciation			$ 188,282,007
Gross unrealized depreciation			(15,214,146)
Net unrealized appreciation			$ 173,067,861
(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Convertible security.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
were as follows:
			Net
Affiliate			Activity		Income
BlackRock Liquidity Funds,
TempFund, Institutional Class			$(9,596,587)	$ 3,118
BlackRock Liquidity Series, LLC
Money Market Series			$33,149,825	$ 53,841
(e) Represents the current yield as of report date.
(f) Security was purchased with the cash collateral from securities loans.
• Foreign currency exchange contracts as of January 31, 2010 were as follows:
				Settle-
Currency	Currency		Counter-	ment	Unrealized
Purchased		Sold	party	Date	Appreciation
USD	41,261 CAD	43,965	State
			Street
			Bank and
			Trust Co.	2/01/10	$ 143
USD	231,298 MXN	3,001,734	State
			Street
			Bank and
			Trust Co.	2/02/10	1,908
USD	235,077 CAD	250,940	State
			Street
			Bank and
			Trust Co.	2/03/10	391
USD 1,399,477 MXN		17,450,721	State
			Street
			Bank and
			Trust Co.	2/04/10	6,202
Total					$ 8,644

2 BlackRock Latin America Fund, Inc. January 31, 2010

Schedule BlackRock Latin America Fund, Inc.
of Investments (concluded)

Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to:
quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in
determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:
Investments in
Valuation Inputs	Securities
Assets
Level 1
Long-Term Investments:
Common Stocks:
Argentina	$ 16,561,440
Brazil	546,815,191
Canada	5,996,465
Chile	17,438,717
Mexico	121,535,903
Panama	5,405,920
Peru	14,891,490
United States	8,700,920
Total Level 1	737,346,046
Level 2
Short-Term Securities	189,691,075
Total Level 2	189,691,075
Level 3
Long-Term Investments:
Corporate Bonds - Brazil	1,152,153
Structured Notes - Brazil	24,294,529
Total Level 3	25,446,682
Total	$ 952,483,803

Valuation Inputs	Other Financial Instruments[1]
Assets
Level 1	–
Level 2	$ 8,644
Level 3	–
Total	$ 8,644
[1]Other financial instruments are foreign currency exchange contracts which are shown at the unrealized
appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
		Investments in Securities
	Corporate	Structured
	Bonds	Notes	Total
Balance, as of
October 31, 2009	$ 1,753,383	$ 20,909,528	$ 22,662,911
Realized gain (loss)	–	4,419,383	4,419,383
Change in
unrealized
appreciation/
depreciation[2]	(323,678)	(4,155,913)	(4,479,591)
Net purchases
(sales)	(277,552)	(10,535,443)	(10,812,995)
Net transfers into
Level 3	–	13,656,974	13,656,974
Balance, as of
January 31, 2010	$ 1,152,153	$ 24,294,529	$ 25,446,682
[2]The change in unrealized appreciation/depreciation on securities still held at
January 31, 2010 was $ (758,420).

BlackRock Latin America Fund, Inc. January 31, 2010 3

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Latin America Fund, Inc.

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: March 19, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Latin America Fund, Inc.

Date: March 19, 2010